Asset Acquisition (Details) (USD $)	9 Months Ended
Sep. 30, 2013
ATAH - Patents Acquired
Purchase price of assets acquired	$ 2,460,219
Estimated Useful Life (years) of assets acquired	14 years
ATAH - Cash Acquired
Purchase price of assets acquired	500,000
ATAH - Show Auto (Vehicles) Acquired
Purchase price of assets acquired	492,044
Estimated Useful Life (years) of assets acquired	5 years
ATAH - Computer Equipment Acquired
Purchase price of assets acquired	19,682
Estimated Useful Life (years) of assets acquired	3 years
ATAH - Obligation to pay cash to Bright
Purchase price of assets acquired	(25,000)
ATAH - Obligation to issue shares to Bright
Purchase price of assets acquired	(326,945)
ATAH - Net Assets Acquired
Purchase price of assets acquired	$ 3,120,000